Events Occurring After The Reporting Date (Details) - USD ($)							2 Months Ended	6 Months Ended	12 Months Ended
		Jul. 22, 2024	Jul. 17, 2024	Sep. 15, 2022	Aug. 02, 2022	Jan. 03, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	Jan. 31, 2024	Nov. 30, 2023	Oct. 24, 2023
Events Occurring After The Reporting Date [Line Items]
Ordinary shares, issued (in Shares)	[1]							2,052,359	3,410,434
Issued convertible note (in Dollars)									$ 2,544,840
Interest rate percentage				5.00%		6.00%			5.00%		12.00%	12.00%
Maturity term				2 years	2 years
Conversion shareholding percentage									19.99%
Warrants percentage									19.99%
Warrants excerised (in Dollars)			$ 525,000
Warrants term						2 years	2 years
Exercised per share (in Dollars per share)									$ 1.3
Agreement term									3 years
Renewal term									5 years
Convertible Notes [Member]
Events Occurring After The Reporting Date [Line Items]
Issued convertible note (in Dollars)								$ 5,500,000	$ 600,000
Fixed conversion price (in Dollars per share)									$ 1.25
Warrants [Member]
Events Occurring After The Reporting Date [Line Items]
Warrants percentage									150.00%
Warrants excerised (in Dollars)									$ 525,000
Warrants term									2 years
Major Ordinary Share Transactions [Member]
Events Occurring After The Reporting Date [Line Items]
Ordinary shares, issued (in Shares)										21,000
Ordinary shares, per share (in Dollars per share)										$ 2.5
Total subscription amount (in Dollars)										$ 52,500
Issued convertible note (in Dollars)		$ 350,000
Interest rate percentage		6.00%
Maturity term		2 years

[1]	Retrospectively restated for one-for-ten share consolidation with effective date of October 16, 2023.